Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT(a) Total for PEO(1)	SCT Total for Former PEO (Kang)(2)	SCT Total for Former PEO (Kim)(2)	SCT Total for Former PEO (Schroff)(3)	CAP(b) to PEO(1) (5)	CAP to Former PEO (2) (5) (Kang)	CAP to Former PEO (3) (5) (Kim)	CAP to Former PEO(4) (Schroff)	Average SCT Total for Non-PEO NEOs(6)	Average CAP for Non-PEO NEOs(6)	Value of fixed $100 investment based on TSR(c)	Net (loss) (in 000’s)
2024	$27,167	$170,000	$0	$0	$27,167	$170,000	$0	$0	$87,889	$87,889	$53.27	$(9,701)
2023	—	66,994	90,938	797,471	—	50,000	90,938	1,093,241	511,250	518,110	9.57	(16,914)
2022	—	—	—	1,217,718	—	—	—	713,190	460,682	383,319	18.98	(2,582)

Named Executive Officers, Footnote	Refers to current CEO Andy Yoo.Refers to former CEO Paul Kang.Refers to former CEO Jung Sang (Michael) Kim.Refers to former CEO Matthias G. Schroff. For 2024, includes Seung Ik Baik (CFO) and Jiyoung Hwang (former CFO). For 2023, includes Elias Papadimas (former CFO) and Sarah Longoria (former CHRO). For 2022, includes Mr. Papadimas, Ms. Longoria and Douglas E. Feltner.
Adjustment To PEO Compensation, Footnote	No adjustments made for Mr. Yoo, Mr. Kang, or Mr. Kim because they were not granted any equity awards.
No adjustments to the total compensation reported in the Summary Compensation Table for 2024 were required as no equity awards were granted during 2024 and no equity awards vested or were forfeited during 2024.
Adjustments for Dr. Schroff in 2023 from total compensation reported in the SCT totaled $295,770, made up of an addition of $301,912 representing the fair value of equity awards as of the date of his separation, and a subtraction of $6,142
	representing the fair value as of the end of 2022 of equity awards that were forfeited in connection with his separation. Adjustments for the average of non-PEO named executive officers in 2023 from total compensation reported in the SCT totaled $6,860, made up of an addition of $9,057 representing the average fair value of equity awards as of the date of the separations of the former named executive officers, and a subtraction of $2,197 representing the average fair average as of the end of 2022 of equity awards that were forfeited in connection with the separations.
Non-PEO NEO Average Total Compensation Amount	$ 87,889	$ 511,250	$ 460,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 87,889	518,110	383,319
Adjustment to Non-PEO NEO Compensation Footnote
No adjustments to the total compensation reported in the Summary Compensation Table for 2024 were required as no equity awards were granted during 2024 and no equity awards vested or were forfeited during 2024.
Adjustments for Dr. Schroff in 2023 from total compensation reported in the SCT totaled $295,770, made up of an addition of $301,912 representing the fair value of equity awards as of the date of his separation, and a subtraction of $6,142
	representing the fair value as of the end of 2022 of equity awards that were forfeited in connection with his separation. Adjustments for the average of non-PEO named executive officers in 2023 from total compensation reported in the SCT totaled $6,860, made up of an addition of $9,057 representing the average fair value of equity awards as of the date of the separations of the former named executive officers, and a subtraction of $2,197 representing the average fair average as of the end of 2022 of equity awards that were forfeited in connection with the separations.
Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid (“CAP”) to our former PEOs (Mr. Kang, Mr. Kim, and Dr. Schroff) and the non-PEO named executive officers decreased from 2024 to 2023. The Company’s stock price increased at the end of 2024 as a result of the common stock purchase agreements, causing a significant increase in TSR. There is no relationship between the stock price increase and CAP decrease. The CAP of our current CEO, and immediately preceding former PEO, bear no relation to TSR as they received fixed salaries.
Compensation Actually Paid vs. Net Income
CAP to our former PEOs (Mr. Kang, Mr. Kim, and Dr. Schroff) and the non-PEO named executive officers decreased from 2024 to 2023. The Company’s net loss decreased substantially from 2024 to 2023. This decrease was due to higher costs in 2023 from separation pay of these former executives and related stock based compensation expense, payroll and related benefits, legal and consulting fees, facility and lease costs as a result of the transitional state of our business. The CAP of our current CEO, and immediately preceding former PEO, bear limited relation to net income (loss) as they received fixed salaries.

Total Shareholder Return Amount	$ 53.27	9.57	18.98
Net Income (Loss)	$ (9,701,000)	(16,914,000)	(2,582,000)
Additional 402(v) Disclosure	Summary Compensation Table (SCT)Compensation Actually Paid (CAP)Total Shareholder Return (TSR) as of the applicable year end, assuming an initial investment of $100 on December 31, 2021.
Yoo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 27,167
PEO Actually Paid Compensation Amount	27,167
Kang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	170,000	66,994
PEO Actually Paid Compensation Amount	170,000	50,000
Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	90,938
PEO Actually Paid Compensation Amount	0	90,938
Schroff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	797,471	1,217,718
PEO Actually Paid Compensation Amount	$ 0	1,093,241	$ 713,190
PEO | Schroff [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		295,770
PEO | Schroff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		301,912
PEO | Schroff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,142)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,860
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,057
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,197)